ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
ORDINARY SHARES

17. ORDINARY SHARES

Upon completion of the IPO in December 2010, the authorized share capital of the Company was US$100 divided into 9,340,238,793 Class A ordinary shares of par value US$0.00001 each and 659,761,207 Class B ordinary shares of par value US$0.00001 each. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to three votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity which is not an affiliate of such holder, such Class B ordinary shares shall be automatically and immediately converted into the equal number of Class A ordinary shares. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.

Upon completion of the IPO in December 2010, 328,047,390 Class A ordinary shares were issued and 1,202,475,813 convertible redeemable preferred shares were automatically converted into either Class A or Class B ordinary shares, amongst which 12,452,848 Class A ordinary shares were issued to the holders of the warrants.

Upon completion of the secondary offering in May 2011, 151,380,000 Class A ordinary shares were issued.

In connection with the acquisition of Trade Lead and Tianshi on January 6, 2012 and the merger of Tudou and Two Merger Sub Inc. on August 23, 2012, 6,202,179 Class A ordinary shares and 834,109,274 Class A ordinary shares were issued, respectively. The Company has withheld on the acquisition date and will issue 4,495,014 Youku Class A ordinary shares to Mr. Gary Wang, when he fully discharges all obligations owed to his ex-wife pursuant to the court ruling in June 2011 which obligates Mr. Wang to pay an additional cash amount to his ex-wife within two years of Tudou’s initial public offering or by August 23, 2013 in addition to amounts already paid before June 2012. The fair value of the 4,495,014 Youku Class A ordinary shares issuable to Mr. Wang was part of the consideration transferred to effect the Merger and recorded as an increase to additional paid in capital.

As of December 31, 2012, there were 2,286,643,502 and 659,561,893 Class A and Class B ordinary shares outstanding, respectively.